LONG-TERM INVESTMENTS (Schedule of Long-Term Investments) (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
LONG-TERM INVESTMENTS [Abstract]
Cost method investments
Equity method investments	$ 2,003,615
Available-for-sale securities (Note 3)	2,769,194
Long-term investments	$ 4,772,809